Revenue - Revenue By Deployment Option (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	$ 2,802,882	$ 2,089,132	$ 1,614,173
Premier Support
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	21,000	20,000	21,100
Cloud
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	1,515,424	967,832	696,628
Data Center
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	560,319	336,273	213,678
Server
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	525,028	607,778	564,513
Marketplace and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	$ 202,111	$ 177,249	$ 139,354